Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of cash and cash equivalents

Cash and cash equivalents comprise the bank accounts, short-term, highly liquid investments, immediately convertible into known cash amounts, and subject to an insignificant risk of change in value, with intention and possibility to be redeemed in the short term, within 90 days, as of the date of investment.

	As of December 31,
	2021	2020
Cash and bank accounts – Brazil	74	64
Cash and bank accounts – Abroad (*)	25	29
Financial investments – Brazil (**)	2,451	3,439
	2,550	3,532
(*)	As of December 31, 2021, the Company had funds held abroad, being R$25 in US Dollars (R$24 in US dollars and R$5 in Colombian pesos on December 31, 2020).
(**)	As of December 31, 2021, the financial investments correspond to repurchase and resale agreements, with a weighted average interest rate of 109.64% of CDI – Interbank Deposit Certificate (Weighted average interest rate 96.96% of CDI on December 31, 2020) and that mature in less than 90 days, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.